UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 28-_________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                11/12/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:  $   400,452.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------------- ----------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
APPLE INC                          COM               037833100      259    1,400          OTHER                 1,400      0       -
CVS CAREMARK CORP                  COM               126650100      336    9,390          SOLE                  9,390      0       -
CELL GENESYS INC                   COM               150921104        5   14,000          OTHER                14,000      0       -
CISCO SYS INC                      COM               17275r102      250   10,628          OTHER                10,628      0       -
DIAMONDS TR                        UNIT SER 1        252787106   12,067  124,288          SOLE                122,238      0   2,050
EXXON MOBIL CORP                   COM               30231g102      377    5,500          OTHER                 5,500      0       -
FIRST NIAGARA FINL GP INC          COM               33582V108    7,833  635,244          OTHER                 2,607      0 632,637
GENERAL ELECTRIC CO                COM               369604103      297   18,092          OTHER                18,092      0       -
HESS CORP                          COM               42809H107      210    3,925          OTHER                 3,925      0       -
HOME PROPERTIES INC                COM               437306103      332    7,696          SOLE                  7,696      0       -
INTERNATIONAL BUSINESS MACHS       COM               459200101      440    3,680          OTHER                 3,680      0       -
ISHARES COMEX GOLD TR              ISHARES           464285105    1,524   15,400          SOLE                 15,400      0       -
ISHARES TR INDEX                   BARCLYS TIPS BD   464287176    7,778   75,606          SOLE                 70,331      0   5,275
ISHARES TR INDEX                   S&P 500 INDEX     464287200   21,059  198,652          OTHER               195,102      0   3,550
ISHARES TR INDEX                   MSCI EMERG MKT    464287234      420   10,794          SOLE                 10,794      0       -
ISHARES TR INDEX                   IBOXX INV CPBD    464287242    1,826   17,115          SOLE                 17,115      0       -
ISHARES TR INDEX                   S&P500 GRW        464287309    5,624  104,166          SOLE                102,866      0   1,300
ISHARES TR INDEX                   S&P 500 VALUE     464287408    7,282  142,255          OTHER               141,230      0   1,025
ISHARES TR INDEX                   BARCLYS 20+ YR    464287432      370    3,750          OTHER                 3,125      0     625
ISHARES TR INDEX                   BARCLYS 1-3 YR    464287457    1,382   16,450          OTHER                16,450      0       -
ISHARES TR INDEX                   MSCI EAFE IDX     464287465   30,255  553,316          OTHER               539,591      0  13,725
ISHARES TR INDEX                   S&P MIDCAP 400    464287507   56,400  817,980          OTHER               787,655      0  30,325
ISHARES TR INDEX                   RUSSELL1000VAL    464287598      241    4,350          OTHER                 4,350      0       -
ISHARES TR INDEX                   S&P MC 400 GRW    464287606    8,367  113,453          SOLE                112,353      0   1,100
ISHARES TR INDEX                   RUSSELL1000GRW    464287614    1,328   28,680          SOLE                 28,680      0       -
ISHARES TR INDEX                   RUSSELL 1000      464287622      796   13,700          OTHER                13,700      0       -
ISHARES TR INDEX                   S&P MIDCP VALU    464287705    8,090  128,463          OTHER               127,213      0   1,250
ISHARES TR INDEX                   S&P SMLCAP 600    464287804   35,369  675,761          SOLE                660,761      0  15,000
ISHARES TR INDEX                   S&P SMLCP VALU    464287879    5,644  100,538          SOLE                 99,113      0   1,425
ISHARES TR INDEX                   S&P SMLCP GROW    464287887    6,499  120,216          SOLE                118,666      0   1,550
ISHARES TR INDEX                   S&P GTFIDX ETF    464288174      211    5,825          SOLE                  5,825      0       -
ISHARES TR INDEX                   S&P AMTFREE MUNI  464288323      497    4,665          SOLE                  4,665      0       -
ISHARES TR                         BARCLYS 1-3 YR CR 464288646    1,036    9,925          SOLE                  8,625      0   1,300
ISHARES TR                         RSSL MCRCP IDX    464288869      885   22,410          OTHER                22,410      0       -
ISHARES TR                         MSCI VAL IDX      464288877      336    6,560          SOLE                  6,260      0     300
ISHARES S&P GSCI COMMODITY I       UNIT BEN INT      46428R107      718   24,200          SOLE                 24,200      0       -
JPMORGAN CHASE & CO                COM               46625h100      665   15,172          SOLE                 15,172      0       -
JOHNSON & JOHNSON                  COM               478160104      342    5,611          SOLE                  5,611      0       -
KIMBERLY CLARK CORP                COM               494368103      282    4,785          SOLE                  4,785      0       -
MICROSOFT CORP                     COM               594918104      269   10,448          SOLE                 10,448      0       -
MIDCAP SPDR TR                     UNIT SER 1        595635103      617    4,925          SOLE                  4,925      0       -
PAETEC HOLDING CORP                COM               695459107      107   27,722          SOLE                 27,722      0       -
PAYCHEX INC                        COM               704326107    3,161  108,809          OTHER               108,809      0       -
PEPSICO INC                        COM               713448108      383    6,529          SOLE                  6,529      0       -
POWERSHARES DB CMDTY IDX TRA       UNIT BEN INT      73935S105    1,492   67,625          OTHER                67,625      0       -
POWERSHARES DB G10 CURCY HAR       COM UT BEN INT    73935Y102    2,387  103,750          OTHER               103,750      0       -
RYDEX ETF TRUST                    S&P500 PUR VAL    78355W304      738   32,065          SOLE                 26,865      0   5,200
SPDR TR                            UNIT SER 1        78462f103   95,779  907,086          OTHER               875,836      0  31,250
SPDR INDEX SHS FDS                 DJ INTL RL ETF    78463X863    5,561  157,356          SOLE                155,856      0   1,500
SPDR INDEX SHS FDS                 S&P INTL SMLCP    78463X871      786   30,710          OTHER                28,260      0   2,450
SPDR SERIES TRUST                  BRCLYS YLD ETF    78464A417      358    9,300          OTHER                 9,300      0       -
SPDR SERIES TRUST                  DJ REIT ETF       78464A607   27,298  599,428          SOLE                594,828      0   4,600
SPDR SERIES TRUST                  BRCLYS 1-3MT ETF  78464A680    6,653  145,000          OTHER               145,000      0       -
SPDR SERIES TRUST                  SPDR KBW BK ETF   78464A797    8,026  344,025          OTHER               334,050      0   9,975
SCHLUMBERGER LTD                   COM               806857108      268    4,496          OTHER                 4,496      0       -
VANGUARD WORLD FD                  EXTENDED DUR      921910709      642    6,050          OTHER                 6,050      0       -
VANGUARD BD INDEX FD INC           TOTAL BND MKT     921937835    5,944   74,766          OTHER                71,516      0   3,250
VANGUARD INTL EQUITY INDEX F       ALLWRLD EX US     922042775      463   10,725          OTHER                10,725      0       -
VANGUARD INTL EQUITY EQUITY INDEX  EMR MKT ETF       922042858    1,551   40,260          SOLE                 38,460      0   1,800
F


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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------------- ----------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
VANGUARD INDEX FDS                 REIT ETF          922908553    5,388  129,984          SOLE                129,984      0       -
VANGUARD INDEX FDS                 MID CAP ETF       922908629    1,819   31,970          SOLE                 27,220      0   4,750
VANGUARD INDEX FDS                 LARGE CAP ETF     922908637    2,401   49,945          OTHER                49,945      0       -
VANGUARD INDEX FDS                 SMALL CAP ETF     922908751      730   13,135          SOLE                  7,635      0   5,500


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